SCHEDULE OF ACCOUNTS RECEIVABLE, NET (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Credit Loss [Abstract]
Accounts receivable	$ 2,131,371	$ 2,192,732
Less: allowance for expected credit loss		(275,000)
Accounts receivable, net	$ 2,131,371	$ 1,917,732	$ 2,569,874